CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)		9 Months Ended
	Jan. 06, 2025	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 06, 2023 shares	Dec. 31, 2022 USD ($) $ / shares shares
Unbilled receivables | $		$ 4,463	$ 143,219		$ 109,475
Non-convertible notes payable, current accrued interest | $		$ 45,383	$ 40,317		$ 16,458
Common stock, par value (in dollars per share) | $ / shares		$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized (in shares)		50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued (in shares)		1,254,650	613,206		327,389
Common stock, shares outstanding (in shares)		1,254,650	609,557		323,621
Treasury stock, at cost, shares held (in shares)		0	3,649		3,768
Stock split		0.20
Subsequent Events
Stock split	15